Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt
Debt is comprised of the following:

	March 31, 2013	December 31, 2012
	(in thousands)
7.125% Senior Secured Notes, due April 2017	$300,000	$300,000
10.5% Senior Notes, due October 2017	294,724	294,503
10.25% Senior Notes, due April 2019	200,000	200,000
3.375% Convertible Senior Notes, due June 2038	67,812	67,054
7.375% Senior Notes, due April 2018	3,510	3,510
Total Debt	866,046	865,067
Less Short-term Debt and Current Portion of Long-term Debt	67,812	67,054
Total Long-term Debt, Net of Current Portion	$798,234	$798,013